Income Taxes - Components of income before tax and income tax expense for PRC and non-PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes
Income/(loss) arising from PRC operations	$ (6,256)	¥ (43,009)	¥ 104,208	¥ 86,599
Income/(loss) arising from non-PRC operations	(363)	(2,498)	(55,001)	5,710
Income/(loss) before tax	(6,619)	(45,507)	49,207	92,309
Income tax expense relating to PRC operations	2,927	20,129	14,739	13,806
Income tax expense/(benefit) relating to non-PRC operations	(3)	(24)	44	283
Income tax expense	$ 2,924	¥ 20,105	¥ 14,783	¥ 14,089
Effective tax rate for PRC operations	(46.80%)	(46.80%)	14.10%	15.90%